Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 3,336	$ 3,336
Accumulated depreciation	3,336	3,336
Impairment of fixed assets
Property and equipment, net
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	827	827
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,938	1,938
Computers and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 571	$ 571